Loss On Derivatives Recognized In Other Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Financial Instruments [Abstract]
Unrealized interest rate swap losses	$ (632)	$ (1,859)
Reclassification adjustments to loss included in the Statement of Operations	490	359
Other Comprehensive Loss	$ (142)	$ (1,500)